Consolidated Financial Statements

(Unaudited)

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

March 31, 2012

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Financial Statements (Unaudited)

March 31, 2012

Contents

Consolidated Portfolio Asset Allocation	2

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities	3
Consolidated Statement of Investments	4
Consolidated Statement of Operations	13
Consolidated Statements of Changes in Net Assets	14
Consolidated Statement of Cash Flows	15
Notes to Consolidated Financial Statements	16
Consolidated Schedule of Changes in Investments in Affiliates	30
Consolidated Schedule of Restricted Securities of Unaffiliated Issuers	32

Supplemental Information (Unaudited)

Consolidating Statement of Assets and Liabilities	33
Consolidating Statement of Operations	34

Tennenbaum Opportunities Fund V, LLC (the “Company”) files a schedule of its investment in Tennenbaum Opportunities Partners V, LP (the “Partnership”) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Investments listed in the Consolidated Statement of Investments are held by the Partnership, which also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of the Company and the Partnership are available on the SEC’s website at http://www.sec.gov. The Forms N-Q of the Company and the Partnership may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the proxy voting guidelines of the Company and the Partnership and information regarding how the Company and the Partnership voted proxies relating to portfolio investments during the most recent 12-month period may be obtained without charge on the SEC’s website at http://www.sec.gov, or by calling the advisor of the Company and the Partnership, Tennenbaum Capital Partners, LLC, at (310) 566-1000. Collect calls for this purpose are accepted.

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Portfolio Asset Allocation (Unaudited)

March 31, 2012

Percent of Cash
Industry	and Investments

Wired Telecommunications Carriers	11.3%
Gambling Industries	9.9%
Business Support Services	4.7%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services	4.6%
Scheduled Air Transportation	4.5%
Communications Equipment Manufacturing	4.1%
Full-Service Restaurants	4.0%
Pharmaceutical and Medicine Manufacturing	3.9%
Software Publishers	3.8%
Cable and Other Subscription Programming	3.6%
Motion Picture and Video Industries	3.4%
Electronic Shopping and Mail-Order Houses	3.2%
Oil and Gas Extraction	3.1%
Architectural, Engineering, and Related Services	3.0%
Metal and Mineral (except Petroleum) Merchant Wholesalers	2.5%
Semiconductor and Other Electronic Component Manufacturing	2.4%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	2.3%
Highway, Street, and Bridge Construction	2.3%
Other Financial Investment Activities	1.8%
Radio and Television Broadcasting	1.5%
Aerospace Product and Parts Manufacturing	1.4%
Scientific Research and Development Services	1.3%
Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing	1.1%
Electric Power Generation, Transmission and Distribution	1.0%
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing	1.0%
Support Activities for Mining	0.8%
Charter Bus Industry	0.8%
Newspaper, Periodical, Book, and Directory Publishers	0.7%
Data Processing, Hosting, and Related Services	0.7%
Grocery Stores	0.7%
Other Ambulatory Health Care Services	0.6%
Activities Related to Credit Intermediation	0.5%
Other Fabricated Metal Product Manufacturing	0.4%
Depository Credit Intermediation	0.3%
Offices of Real Estate Agents and Brokers	0.2%
Traveler Accommodation	0.1%
Home Health Care Services	0.1%
Home Furnishings Stores	0.0%
Motor Vehicle Manufacturing	0.0%
Other Amusement and Recreation Industries	0.0%
Miscellaneous Securities	0.2%
Cash and Cash Equivalents	8.5%

Total	100.0%

2

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities (Unaudited)

March 31, 2012

Assets
Investments, at fair value:
Unaffiliated issuers (cost $886,125,146)	$706,510,164
Controlled companies (cost $33,911,683)	66,414,783
Other affiliates (cost $501,155,654)	407,959,933
Total investments (cost $1,421,192,483)	1,180,884,880

Cash and cash equivalents	105,966,257
Accrued interest income:
Unaffiliated issuers	16,150,027
Controlled companies	96,497
Other affiliates	2,961,782
Deferred debt issuance costs	2,956,644
Receivable for investments sold	2,162,720
Prepaid expenses and other assets	1,526,875
Total assets	1,312,705,682

Liabilities
Credit facility payable	82,726,600
Payable for investments purchased	9,807,072
Management and advisory fees payable	2,387,500
Equity placement costs payable	543,163
Payable to the Investment Manager	165,971
Interest payable	3,553
Accrued expenses and other liabilities	817,038
Total liabilities	96,450,897

Preferred stock
Series Z; $500/share liquidation preference; 560 shares authorized, issued and outstanding	280,000
Accumulated dividends on Series Z preferred stock	7,446
Total preferred stock	287,446

Preferred equity facility
Series A preferred limited partner interests in
Tennenbaum Opportunities Partners V, LP; $20,000/interest liquidation preference; 25,000 interests authorized, 18,450 interests issued and outstanding	369,000,000
Accumulated dividends on Series A preferred equity facility	907,633
Total preferred limited partner interests	369,907,633

Net assets applicable to common shareholders	$846,059,706

Composition of net assets applicable to common shareholders
Common stock, $0.001 par value; unlimited shares authorized, 78,287.806 shares issued and outstanding	$78
Paid-in capital in excess of par	1,078,833,219
Accumulated net investment income	2,975,781
Accumulated net realized loss	(958,454)
Accumulated net unrealized depreciation	(234,783,472)
Accumulated dividends to Series Z preferred shareholders	(7,446)
Net assets applicable to common shareholders	$846,059,706

Common stock, NAV per share	10,807.04

See accompanying notes.

3

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (71.38%)
Bank Debt (43.39%) (1)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (0.15%)
NCO Group, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%, 2.5% LIBOR Floor, due 11/15/13	$1,979,038	$1,974,709	0.15%

Aerospace Product and Parts Manufacturing (1.05%)
Hawker Beechcraft, Inc., Senior Secured 1st Lien Series A New Term Loan, LIBOR + 8.5%, 2% LIBOR Floor, due 3/26/14 (4)	$3,688,369	2,784,719	0.22%
Hawker Beechcraft, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2%, due 3/26/14 (4)	$13,512,247	10,077,880	0.78%
Hawker Beechcraft, Inc., Senior Secured Letters of Credit, LIBOR + 2%, due 3/26/14 (4)	$835,566	623,193	0.05%
Total Aerospace Product and Parts Manufacturing		13,485,792

Architectural, Engineering, and Related Services (0.54%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17 (2)	$6,860,063	6,894,363	0.54%

Business Support Services (4.26%)
STG-Fairway Acquisitions, Inc., Senior Secured 2nd Lien Term Loan, 12.5%, due 12/29/15	$53,741,256	54,816,081	4.26%

Cable and Other Subscription Programming (3.54%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15%, due 11/21/17 - (Germany) (2), (3)	€3,209,873	4,282,933	0.33%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1%, due 11/21/17 - (Germany) (2), (3)	€27,500,691	18,457,168	1.44%
Medfort, S.a.r.l., 1st Lien Term Loan B2, 1%, due 11/21/17 - (Germany) (2), (3)	€9,201,956	12	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15 - (Germany) (2), (3)	€3,172,043	4,232,457	0.33%
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17 - (Germany) (2), (3)	€11,367,862	15,168,139	1.18%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17 - (Germany) (2), (3)	€2,529,763	3,375,463	0.26%
Total Cable and Other Subscription Programming		45,516,172

Charter Bus Industry (0.74%)
Coach America Holdings, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$18,417,338	7,574,130	0.59%
Coach America Holdings, Inc., Senior Secured Letters of Credit PIK Facility, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$89,608	36,851	-
Coach America Holdings, Inc., Senior Secured Letters of Credit, LIBOR + 2.75% Cash + 3% PIK, 1.5% LIBOR Floor, due 4/20/14 (4)	$3,831,206	1,575,583	0.12%
Coach America Holdings, Inc., Senior Secured Super Priority DIP Revolver, LIBOR + 6%, 1.5% LIBOR Floor, due 10/5/12	$4,698,208	313,214	0.03%
Total Charter Bus Industry		9,499,778

4

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Communications Equipment Manufacturing (3.61%)
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15 (2)	$50,044,270	$46,416,061	3.61%

Electric Power Generation, Transmission and Distribution (0.95%)
Texas Competitive Electric Holdings Company, LLC, Extended Term Loan, LIBOR + 4.5%, due 10/10/17	$21,854,113	12,204,167	0.95%

Electronic Shopping and Mail-Order Houses (2.86%)
Shopzilla, Inc., Senior Secured 2nd Lien Term Loan, 13%, due 6/1/14	$36,097,683	36,819,637	2.86%

Full-Service Restaurants (3.39%)
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18 (2)	$16,366,154	16,366,154	1.27%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16 (2)	$10,547,927	10,547,927	0.82%
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK, due 3/19/16 (2)	$16,700,657	16,700,657	1.30%
Total-Full Service Restaurants		43,614,738

Grocery Stores (0.66%)
Bashas, Inc., Senior Secured 1st Lien FILO Term Loan, LIBOR + 7.5%, 1.5% LIBOR Floor, due 12/28/15	$8,333,333	8,541,667	0.66%

Highway, Street, and Bridge Construction (0.77%)
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17 (2)	$9,915,395	9,853,424	0.77%

Home Health Care Services (0.05%)
Gentiva Health Services, Inc., Senior Secured 1st Lien Term Loan B, LIBOR + 3.5%, 1.25% LIBOR Floor, due 8/17/16	$701,846	674,431	0.05%

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (1.04%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$813,167	796,903	0.06%
Precision Partners Holdings, 1st Lien Term Loan, Prime + 6.5%, 4.5% Prime Floor, due 10/1/13	$12,911,487	12,653,257	0.98%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		13,450,160

Motion Picture and Video Industries (3.28%)
CKX Entertainment, Inc., Senior Secured 1st Lien Term Loan, 9%, due 6/21/17	$26,627,910	22,367,445	1.74%
CKX Entertainment, Inc., Senior Secured 2nd Lien Term Loan, 13.5%, due 6/21/18	$21,302,328	19,821,816	1.54%
Total Motion Picture and Video Industries		42,189,261

Newspaper, Periodical, Book, and Directory Publishers (0.23%)
Berry Agency, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 7%, 3% LIBOR Floor, due 11/18/14	$103,129	103,129	0.01%

5

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Hanley-Wood, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 6.5%, 1.5% LIBOR Floor, due 1/13/17	$3,068,393	$2,914,973	0.22%
Total Newspaper, Periodical, Book, and Directory Publishers		3,018,102

Offices of Real Estate Agents and Brokers (0.16%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$2,036,336	2,102,517	0.16%

Other Fabricated Metal Product Manufacturing (0.40%)
Wastequip, Inc., Senior Secured 1st Lien Tranche B Delayed Draw Term Loan, LIBOR + 2.25%, due 2/5/13	$2,231,638	1,930,367	0.15%
Wastequip, Inc., Senior Secured 1st Lien Tranche B Term Loan, LIBOR + 2.25%, due 2/5/13	$3,721,789	3,219,348	0.25%
Total Other Fabricated Metal Product Manufacturing		5,149,715

Other Financial Investment Activities (1.79%)
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$56,303,377	23,014,005	1.79%

Radio and Television Broadcasting (0.87%)
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15 (2)	$16,129,887	11,258,661	0.87%

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and
Filaments Manufacturing (0.21%)
Gundle/SLT Environmental, Inc., Senior Secured 2nd Lien Term Loan, LIBOR + 9.5% Cash + 2% PIK, 1.5% LIBOR Floor, due 11/27/16	$2,701,511	2,674,496	0.21%

Scheduled Air Transportation (2.15%)
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (2), (8)	$4,399,230	5,861,973	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (2), (8)	$4,426,179	5,926,654	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (2), (8)	$3,289,305	3,748,164	0.29%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (2), (8)	$4,397,082	5,208,344	0.40%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (2), (8)	$5,196,997	6,958,779	0.54%
Total Scheduled Air Transportation		27,703,914

Semiconductor and Other Electronic Component Manufacturing (2.20%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, 2% LIBOR Floor, due 9/29/15	$27,414,213	27,414,213	2.13%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16	$3,047,834	3,047,834	0.24%
MEMC Electronic Materials, Inc., Senior Secured Revolver, LIBOR + 2.75%, due 3/23/14 ∆	$-	(2,162,720)	(0.17)%
Total Semiconductor and Other Electronic Component Manufacturing		28,299,327

∆ Negative amount relates to an unfunded revolving credit facility that was acquired and valued at a discount.

6

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Software Publishers (3.04%)
Infor Global Solutions, Extended Initial 1st Lien Delayed Draw Term Loan, LIBOR + 5.75%, due 12/31/13	$1,040,614	$1,035,411	0.08%
Infor Global Solutions, Extended Initial 1st Lien Term Loan, LIBOR + 5.75%, due 12/31/13	$1,959,386	1,950,406	0.15%
Infor Global Solutions, Extended Initial 2nd Lien New Term Loan, LIBOR + 5.5%, due 3/2/14	$5,864,607	5,821,843	0.45%
Infor Global Solutions, Extended Initial 2nd Lien Term Loan, LIBOR + 6.25%, due 3/2/14	$2,200,393	2,181,689	0.17%
Infor Global Solutions, Extended Initial DDTL 2nd Lien Term Loan, LIBOR + 6.25%, due 3/2/14	$1,273,912	1,263,083	0.10%
Open Solutions, Inc., Tranche B Term Loan, LIBOR + 2.125%, due 1/23/14	$28,797,842	26,853,987	2.09%
Total Software Publishers		39,106,419

Support Activities for Mining (0.05%)
Trico Shipping AS, 1st Lien Term Loan A, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$643,879	643,879	0.05%
Trico Shipping AS, 1st Lien Term Loan B, LIBOR + 8.5%, 1.5% LIBOR Floor, due 5/13/14 - (Norway)	$-	-	-
Total Support Activities for Mining		643,879

Traveler Accommodation (0.14%)
Buffets Holdings, Inc., 1st Lien Term Loan, LIBOR + 10% Cash + 2% PIK, 2% LIBOR Floor, due 4/22/15	$4,024,948	1,781,040	0.14%

Wired Telecommunications Carriers (5.26%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan, EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (3)	€5,852,181	5,270,781	0.41%
FairPoint Communications, Inc., Senior Secured 1st Lien Term Loan, LIBOR + 4.5%, 2% LIBOR Floor, due 1/24/16	$40,648,125	33,600,025	2.61%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15 (2)	$12,374,513	11,745,479	0.91%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.5%, due 8/9/16 - (Netherlands) (3)	€13,645,416	12,016,672	0.93%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%, due 2/16/17 - (Netherlands) (3), (4)	€12,698,410	5,083,046	0.40%
Total Wired Telecommunications Carriers		67,716,003

Total Bank Debt (Cost $605,966,562)		558,418,519

7

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Investment	Amount	Value	Investments

Debt Investments (continued)
Other Corporate Debt Securities (27.99%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (4.36%)
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$23,505,000	$23,974,630	1.86%
NCO Group, Inc., Senior Unsecured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$32,268,000	32,106,660	2.50%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		56,081,290

Aerospace Product and Parts Manufacturing (0.31%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15 (4)	$20,957,000	3,038,765	0.24%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15 (4)	$6,123,000	887,835	0.07%
Total Aerospace Product and Parts Manufacturing		3,926,600

Architectural, Engineering, and Related Services (2.15%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$17,525,000	10,252,125	0.80%
Alion Science & Technology Corporation, Senior Secured Notes, 10% Cash + 2% PIK, due 11/1/14	$16,179,162	15,289,309	1.19%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19 (2), (5)	$2,161,272	2,161,272	0.16%
Total Architectural, Engineering, and Related Services		27,702,706

Gambling Industries (3.89%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$64,338,000	50,022,795	3.89%

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	516,881	0.04%

Metal and Mineral (except Petroleum) Merchant Wholesalers (2.42%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$30,334,000	31,092,350	2.42%

Oil and Gas Extraction (2.19%)
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	2,861,078	0.22%
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16 (2), (5)	$25,340,000	25,340,000	1.97%
Total Oil and Gas Extraction		28,201,078

Other Ambulatory Health Care Services (0.53%)
Rural Metro Corp, Senior Unsecured Notes, 10.125%, due 7/15/19 (5)	$7,500,000	6,862,500	0.53%

Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing (0.93%)
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15 (5)	$15,545,000	11,969,650	0.93%

Pharmaceutical and Medicine Manufacturing (1.89%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16 (2), (5)	$24,321,000	24,321,000	1.89%

Radio and Television Broadcasting (0.58%)
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19 (5)	$8,785,000	7,511,175	0.58%

8

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Investment	or Shares	Value	Investments

Debt Investments (continued)
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (2.01%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$62,449,000	$25,820,788	2.01%

Scientific Research and Development Services (1.27%)
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17 (5)	$17,000,000	16,405,000	1.27%

Software Publishers (0.64%)
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15 (5)	$10,030,000	8,174,450	0.64%

Wired Telecommunications Carriers (1.91%)
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16 (2), (5)	$5,830,000	5,392,750	0.42%
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$16,535,000	17,403,087	1.35%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17 - (Netherlands) (3), (4), (5)	€54,730,879	1,825,685	0.14%
Total Wired Telecommunications Carriers		24,621,522

Miscellaneous Securities (2.87%) (9)	$42,679,000	36,918,218	2.87%

Total Other Corporate Debt Securities (Cost $466,085,929)		360,148,003

Total Debt Investments (Cost $1,072,052,491)		918,566,522

Equity Securities (20.38%)
Activities Related to Credit Intermediation (0.43%)
Online Resources Corporation, Common Stock (2), (4), (6)	1,959,400	5,584,290	0.43%

Architectural, Engineering, and Related Services (0.25%)
Alion Science & Technology Corporation, Warrants (4)	13,175	132	-
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	6,674	1,114,514	0.09%
ESP Holdings, Inc., Common Stock (2), (4), (5), (6)	29,156	2,117,862	0.16%
Total Architectural, Engineering, and Related Services		3,232,508

Business Support Services (0.33%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	4,245,670	0.33%

Cable and Other Subscription Programming (0.00%)
Perseus Holdings S.A., Common Stock - (Luxembourg) (2), (3), (4), (5), (6)	78,000	-	-

Communications Equipment Manufacturing (0.40%)
Dialogic, Inc., Warrants to Purchase Common Stock (2), (4), (5), (6)	9,600,000	5,201,067	0.40%

9

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.67%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	$181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	8,644,974	0.67%
Total Data Processing, Hosting, and Related Services		8,645,155

Depository Credit Intermediation (0.29%)
Doral Financial Corporation, Common Stock (4)	2,410,796	3,712,626	0.29%

Electronic Shopping and Mail-Order Houses (0.27%)
Shop Holding, LLC, Class A Units (4), (5)	1,379,026	2,624,266	0.20%
Shop Holding, LLC, Warrants to Purchase Class A Units (4), (5)	919,351	830,457	0.07%
Total Electronic Shopping and Mail-Order Houses		3,454,723

Full-Service Restaurants (0.51%)
RM Holdco, LLC, Membership Units (2), (4), (5), (6)	42,552,000	6,501,223	0.51%

Gambling Industries (5.77%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4),(5), (6)	77,442,845	71,340,160	5.54%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	2,884,462	0.23%
Total Gambling Industries		74,224,622

Highway, Street, and Bridge Construction (1.44%)
Contech Holdings, Inc., Common Stock (2), (4), (5), (6)	711,255	18,492,630	1.44%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	94	52,073	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	11,385,685	11,386	-

Newspaper, Periodical, Book, and Directory Publishers (0.47%)
HW Topco, Inc., Common Stock (4), (5)	644,705	5,802,345	0.45%
HW Topco, Inc., Preferred Stock (4), (5)	1,693	15,237	-
TBC Holdings I, Inc., Common Stock (4), (5)	2,967	235,877	0.02%
Total Newspaper, Periodical, Book, and Directory Publishers		6,053,459

Oil and Gas Extraction (0.79%)
Woodbine Intermediate Holdings, LLC, Membership Units (2), (4), (5), (8)	576	10,135,998	0.79%

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	8,959	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	-	-
Total Other Amusement and Recreation Industries		8,959

10

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Investment	Shares	Value	Investments

Equity Securities (continued)
Pharmaceutical and Medicine Manufacturing (1.88%)
NHSAS Holdings, LLC, Membership Units (2), (4), (5), (8)	6,859	$9,152	-
NVHL S.A, Common Shares - (Luxembourg) (2), (3), (4), (5), (6)	5,127,200	24,196,721	1.88%
Total Pharmaceutical and Medicine Manufacturing		24,205,873

Radio and Television Broadcasting (0.00%)
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock (2), (4), (5), (6)	7,179,572	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock (2), (4), (5), (6)	2,272,580	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock (2), (4), (5), (6)	2,476,138	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock (2), (4), (5), (6)	1,419,264	-	-
Total Radio and Television Broadcasting		-

Scheduled Air Transportation (2.22%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (2), (5), (8)	351	4,820,271	0.37%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (2), (5), (8)	347	4,725,320	0.37%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (2), (5), (8)	475	7,400,490	0.58%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (2), (5), (8)	410	6,497,195	0.50%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (2), (5), (8)	347	5,122,443	0.40%
Total Scheduled Air Transportation		28,565,719

Semiconductor and Other Electronic Component Manufacturing (0.14%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	1,819,706	0.14%

Support Activities for Mining (0.70%)
DeepOcean Group Holding AS, Common Stock - (Norway) (4), (5)	410,366	8,970,923	0.70%

Wired Telecommunications Carriers (3.82%)
Hawaiian Telcom Holdco, Inc., Common Stock (4)	462,676	7,976,534	0.62%
Hawaiian Telcom Holdco, Inc., Warrants (4)	54,272	249,651	0.02%
Integra Telecom, Inc., Common Stock (2), (4), (5), (6)	10,080,250	40,886,160	3.18%
Integra Telecom, Inc., Warrants (2), (4), (5), (6)	3,018,747	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)	6,550,500	87,403	-
Total Wired Telecommunications Carriers		49,199,748

Total Equity Securities (Cost $349,139,992)		262,318,358

Total Investments (Cost $1,421,192,483) (7)		1,180,884,880

11

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Investments (Unaudited) (Continued)

March 31, 2012

Showing Percentage of Total Cash and Investments of the Company

				Percent of
	Principal		Fair	Cash and
Investment	Amount		Value	Investments

Cash and Cash Equivalents (8.24%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.07%, due 4/2/12 Collateralized by Federal National Mortgage Association Note		$4,609,254	$4,609,254	0.36%
Union Bank of California, Commercial Paper, 0.08%, due 4/2/12		$9,000,000	8,999,980	0.70%
Toyota Motor Credit Corporation, Commercial Paper, 0.14%, due 4/30/12		$40,000,000	39,995,489	3.11%
General Electric Capital Corporation, Commercial Paper, 0.14%, due 5/9/12		$10,000,000	9,998,522	0.78%
Union Bank of California, Commercial Paper, 0.36%, due 6/4/12		$40,000,000	39,974,400	3.11%
Cash Denominated in Foreign Currency	CAD	42,433	42,488	-
Cash Denominated in Foreign Currency		€808,923	1,079,347	0.08%
Cash Denominated in Foreign Currency		£100,175	160,360	0.01%
Cash Held on Account at Various Institutions		$1,106,417	1,106,417	0.09%
Total Cash and Cash Equivalents			105,966,257

Total Cash and Investments			$1,286,851,137	100.00%

Notes to Statement of Investments:

(1)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)	Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer).

(3)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $7,775,000 that have been segregated to collateralize certain unfunded commitments.

(8)	Issuer is a controlled company.

(9)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $168,510,898 and $143,774,047, respectively. Aggregate acquisitions includes investment assets received as payment in-kind. Aggregate dispositions includes principal paydowns on debt investments.

The total value of restricted securities and bank debt as of March 31, 2012 was $930,568,827, or 72.31% of total cash and investments of the Company.

12

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Operations (Unaudited)

Three Months Ended March 31, 2012

Investment income
Interest income:
Unaffiliated issuers	$20,518,064
Controlled companies	1,032,883
Other affiliates	11,705,806
Other income:
Controlled companies	732,859
Other affiliates	646,343
Total investment income	34,635,955

Operating expenses
Management and advisory fees	7,162,500
Legal fees, professional fees and due diligence expenses	317,592
Amortization of deferred debt issuance costs	266,783
Interest expense	233,888
Commitment fees	179,019
Insurance expense	105,555
Director fees	68,750
Custody fees	44,000
Other operating expenses	120,005
Total expenses	8,498,092

Net investment income	26,137,863

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(11,483,804)
Investments in other affiliates	10,771,061
Foreign currency transactions	(245,711)
Net realized loss:	(958,454)

Net change in net unrealized appreciation/depreciation on:
Investments	8,676,623
Foreign currency	3,496,511
Net change in net unrealized appreciation/depreciation	12,173,134

Net realized and unrealized gain	11,214,680

Dividends paid on Series A preferred equity facility	(892,826)
Net change in accumulated dividends on Series A preferred equity facility	(9,608)
Dividends paid on Series Z preferred shareholders	(22,394)
Net change in reserve for dividends to Series Z preferred shareholders	16,732

Net increase in net assets applicable to common shareholders resulting from operations	$36,444,447

See accompanying notes.

13

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	Three Months
	Ended
	March 31, 2012	Year Ended
	(Unaudited)	December 31, 2011

Total common shareholder committed capital	$1,105,000,000	$1,105,000,000

Net assets applicable to common shareholders, beginning of period	$834,615,259	$1,010,097,800

Net investment income	26,137,863	97,845,849
Net realized gain (loss)	(958,454)	56,014,941
Net change in net unrealized appreciation/depreciation	12,173,134	(185,217,538)
Dividends paid on Series A preferred equity facility from net investment income	(892,826)	(3,444,951)
Net change in accumulated dividends on Series A preferred equity facility	(9,608)	(30,547)
Dividends paid to Series Z preferred shareholders from net investment income	(22,394)	-
Net change in reserve for dividends to Series Z preferred shareholders	16,732	(22,711)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	36,444,447	(34,854,957)

Distributions to common shareholders from:
Net investment income	(25,000,000)	(93,607,988)
Net realized gain	-	(47,019,596)
Total distributions to common shareholders	(25,000,000)	(140,627,584)

Net assets applicable to common shareholders, end of period (including accumulated net investment income of $2,975,781 and $2,762,746, respectively)	$846,059,706	$834,615,259

See accompanying notes.

14

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Statement of Cash Flows (Unaudited)

March 31, 2012

Operating activities
Net increase in net assets applicable to common shareholders resulting from operations	$36,444,447
Adjustments to reconcile net increase in net assets applicable to common shareholders resulting from operations to net cash used in operating activities:
Net realized loss	958,454
Net change in net unrealized appreciation/depreciation	(11,864,628)
Dividends paid on Series A preferred equity facility	892,826
Net change in accumulated dividends on Series A preferred equity facility	9,608
Dividends paid to Series Z shareholders	22,394
Net change in reserve for dividends to Series Z preferred shareholders	(16,732)
Interest and dividend income paid in kind	(2,938,460)
Net accretion of market discount	(71,837)
Accretion of original issue discount	(371,241)
Amortization of deferred debt issuance costs	266,783
Changes in assets and liabilities:
Purchases of investments	(165,572,438)
Proceeds from sales, maturities and paydowns of investments	143,774,047
Increase in receivable for investments sold	(2,162,720)
Increase in accrued interest income - unaffiliated issuers	(1,254,333)
Decrease in accrued interest income - controlled companies	5,066
Increase in accrued interest income - other affiliated issuers	(1,147,032)
Increase in prepaid expenses and other assets	(186,410)
Decrease in payable for investments purchased	(1,273,469)
Decrease in payable to the Investment Manager	(37,213)
Decrease in interest payable	(2,844)
Decrease in accrued expenses and other liabilities	(8,075)
Net cash used in operating activities	(4,533,807)

Financing activities
Dividends paid on Series A preferred equity facility	(892,826)
Dividends paid to Series Z preferred shareholders	(22,394)
Distributions to common shareholders	(25,000,000)
Net cash used in financing activities	(25,915,220)

Net decrease in cash and cash equivalents	(30,449,027)
Cash and cash equivalents at beginning of period	136,415,284
Cash and cash equivalents at end of period	$105,966,257

Supplemental disclosure:
Interest payments	$236,732

See accompanying notes.

15

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited)

March 31, 2012

1. Organization and Nature of Operations

Tennenbaum Opportunities Fund V, LLC (the “Company”), a Delaware Limited Liability Company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Company has elected to be treated as a regulated investment company (“RIC”) for U.S. federal income tax purposes. As a RIC, the Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements. The Company was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to achieve high total returns while minimizing losses.

The Company’s investment operations commenced on October 10, 2006. On December 15, 2006, the Company contributed substantially all of its assets to Tennenbaum Opportunities Partners V, LP, a Delaware Limited Partnership (the “Partnership”), in exchange for 100% of the Partnership’s common limited partner interests in a nontaxable transaction. The Partnership is also registered as a nondiversified, closed-end management investment company under the 1940 Act, but has elected to be treated as a partnership for U.S. federal income tax purposes. Following the asset transfer, all portfolio activity has been conducted by and in the Partnership.

These consolidated financial statements include the accounts of the Company and the Partnership. All significant intercompany transactions and balances have been eliminated in the consolidation.

The General Partner of the Partnership is SVOF/MM, LLC (“SVOF/MM”). The managing member of SVOF/MM is Tennenbaum Capital Partners, LLC (“TCP”), which serves as the Investment Manager of both the Company and the Partnership. Babson Capital Management LLC serves as Co-Manager of both the Company and the Partnership. Substantially all of the equity interests in the General Partner are owned directly or indirectly by TCP, Babson Capital Management LLC and employees of TCP.

Company management consists of the Investment Manager and the Board of Directors. Partnership management consists of the General Partner and the Board of Directors. The Investment Manager and the General Partner direct and execute the day-to-day operations of the Company and the Partnership, respectively, subject to oversight from the respective Board of Directors, which sets the broad policies of the Company and performs certain functions required by the 1940 Act in the case of the Partnership. The Board of Directors of the Partnership has delegated investment management of the Partnership’s assets to the Investment Manager and the Co-Manager. Each Board of Directors consists of four persons, three of whom are independent. If the Company or the Partnership has preferred equity interests outstanding, as each currently does, the holders of the preferred interests voting separately as a class will be entitled to elect two of the Directors. The remaining directors will be subject to election by holders of the common interests and preferred interests voting together as a single class.

16

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

1. Organization and Nature of Operations (continued)

Company Structure

Total maximum capitalization of the consolidated Company is approximately $1.91 billion, consisting of $1.105 billion of common equity commitments, $369 million of preferred limited partner interests in the Partnership (the “Series A Preferred”), $436 million under a senior secured revolving credit facility issued by the Partnership (the “Senior Facility”) and $280,000 in Series Z preferred shares of the Company. The contributed common equity, preferred equity and the amount drawn under the Senior Facility are used to purchase Partnership investments and to pay certain fees and expenses of the Partnership and the Company. Most of the cash and investments of the Partnership are included in the collateral for the Senior Facility.

The Company will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the Investment Manager and approved by the outstanding common shares. The Partnership will liquidate and distribute its assets and will be dissolved on October 10, 2016, subject to up to two one-year extensions if requested by the General Partner and approved by the Company as the holder of the common limited partner interests in the Partnership. However, the Operating Agreement and Partnership Agreement will prohibit liquidation of the Company and the Partnership, respectively, prior to October 10, 2016 if the Series A Preferred are not redeemed in full prior to such liquidation.

Preferred Equity Facility

At March 31, 2012, the Partnership had 18,450 Series A preferred limited partner interests (the “Series A Preferred”) issued and outstanding with a liquidation preference of $20,000 per interest. The Series A Preferred are redeemable at the option of the Partnership, subject to certain conditions. Additionally, under certain conditions, the Partnership may be required to either redeem certain of the Series A Preferred or repay indebtedness, at the Partnership’s option. Such conditions would include a failure by the Partnership to maintain adequate collateral as required by its credit facility agreement or by the Statement of Preferences of the Series A Preferred, or a failure by the Partnership to maintain sufficient asset coverage as required by the 1940 Act. At March 31, 2012, the Partnership was in full compliance with such requirements.

The Series A Preferred accrue dividends at an annual rate equal to LIBOR plus 0.65%, or in the case of any holders of Series A Preferred that are CP Conduits (as defined in the leveraging documents), the higher of (i) LIBOR plus 0.65% or (ii) the CP Conduit’s cost of funds rate plus 0.65%, subject to certain limitations and adjustments.

17

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The following is a summary of the significant accounting policies of the Company and the Partnership.

Use of Estimates

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable, actual results could differ from those estimates.

Investment Valuation

All of the Company’s investments are generally held by the Partnership. Management values investments held by the Partnership at fair value based upon the principles and methods of valuation set forth in policies adopted by the Partnership’s Board of Directors and in conformity with procedures set forth in the Senior Facility and Statement of Preferences for the Series A Preferred. Fair value is generally defined as the amount for which an investment would be sold in an orderly transaction between market participants at the measurement date.

Investments listed on a recognized exchange or market quotation system, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Liquid investments not listed on a recognized exchange or market quotation system are priced by a nationally recognized pricing service or by using quotations from broker-dealers. Investments not priced by a pricing service or for which market quotations are either not readily available or are determined to be unreliable are valued by independent valuation services or, for investments aggregating less than 5% of the total capitalization of the Partnership, by the Investment Manager.

Fair valuations of investments are determined under guidelines adopted by the Partnership’s Board of Directors, and are subject to their approval. Generally, to increase objectivity in valuing the Partnership’s investments, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager’s valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The foregoing policies apply to all investments, including those in companies and groups of affiliated companies aggregating more than 5% of the Partnership’s assets.

18

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

2. Summary of Significant Accounting Policies (continued)

Fair valuations of investments in each asset class are determined using one or more methodologies including the market approach, income approach, or, in the case of recent investments, the cost approach, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets. The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that may be taken into account include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, our principal market and enterprise values, among other factors.

The ranges of unobservable inputs used in the fair value measurement of the Company’s Level 3 investments as of March 31, 2012 were as follows:

EBIDTA Multiples	3.8x to 9.5x
Market Yields	5.4% to 23.0%

Significant increases or decreases in any of the above inputs in isolation would result in a significantly lower or higher fair value measurement.

Investments of the Partnership may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period.

19

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

2. Summary of Significant Accounting Policies (continued)

At March 31, 2012, the investments of the Partnership were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$50,022,795	$17,273,450
2	Other observable market inputs*	174,227,289	281,817,251	28,640,146
3	Independent third-party pricing sources that employ significant unobservable inputs	380,727,053	28,307,957	205,368,952
3	Investment Manager valuations with significant unobservable inputs	3,464,177	-	11,035,810
Total		$558,418,519	$360,148,003	$262,318,358

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2012 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$414,110,814	$88,449,920	$169,221,402
Net realized and unrealized gains (losses)	(13,550,252)	(19,671,250)	14,178,952
Acquisitions	125,555,837	22,334,764	33,376,250
Dispositions	(145,389,346)	(62,805,477)	(11,407,652)
Ending balance	$380,727,053	$28,307,957	$205,368,952

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$(14,770,904)	$374,323	$15,648,220

20

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

2. Summary of Significant Accounting Policies (continued)

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$3,132,810	$22,329,608	$15,819,109
Net realized and unrealized gains (losses)	93,964	-	(153,751)
Acquisitions	278,693	-	11,398
Dispositions	(41,290)	-	(4,055,740)
Transfer out of Level 3 ‡	-	(22,329,608)	(585,206)
Ending balance	$3,464,177	$-	$11,035,810

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$93,964	$-	$(185,013)

‡ Comprised of two investments that transferred to Level 2 due to increased trading volumes.

Investment Transactions

The Partnership records investment transactions on the trade date, except for private transactions that have conditions to closing, which are recorded on the closing date. The cost of investments purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of investments sold.

During the three months ended March 31, 2012, the Partnership and other holders of Real Mex Restaurants, Inc. (“Real Mex”) notes were approved as the winning bidders for Real Mex’s assets pursuant to a sale under Chapter 11, which included the Partnership’s funding of approximately $26.0 million of newly issued senior secured loans.  Due to expenses and significant working capital requirements that occurred during bankruptcy, the amount of Real Mex’s debt at exit increased, resulting in a decline in the value of the Partnership’s holdings of approximately $14.6 million as our existing notes were converted into new notes and equity.  This exchange was treated as a taxable event and the associated charge is included in net realized loss in the Consolidated Statement of Operations.  Excluding this charge, net realized gains were approximately $13.6 million.

Cash and Cash Equivalents

Cash consists of amounts held in accounts with brokerage firms and the custodian bank. Cash equivalents consist of highly liquid investments with an original maturity of three months or less.

21

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

2. Summary of Significant Accounting Policies (continued)

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Partnership’s policy that its custodian take possession of the underlying collateral, the fair value of which is required to exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Partnership may be delayed or limited.

Restricted Investments

The Partnership may invest without limitation in instruments that are subject to legal or contractual restrictions on resale. These instruments generally may be resold to institutional investors in transactions exempt from registration or to the public if the securities are registered. Disposal of these investments may involve time-consuming negotiations and additional expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted investments is included at the end of the Statement of Investments. Restricted investments, including any restricted investments in affiliates, are valued in accordance with the investment valuation policies discussed above.

Foreign Investments

The Partnership may invest in instruments traded in foreign countries and denominated in foreign currencies. At March 31, 2012, the Partnership held foreign currency denominated investments comprising approximately 7.96% of the Partnership’s total investments by fair value. Such positions were converted at the closing rate in effect at March 31, 2012 and reported in U.S. dollars. Purchases and sales of investments and income and expense items denominated in foreign currencies, when they occur, are translated into U.S. dollars on the respective dates of such transactions.   The Company and the Partnership report that portion of the results of operations resulting from foreign exchange rates on investments separately from the gains or losses arising from changes in market prices of investments held.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

22

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

2. Summary of Significant Accounting Policies (continued)

Debt Issuance Costs

Costs of approximately $8.5 million were incurred in connection with placing the Partnership’s Senior Facility. These costs were deferred and are being amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the operations of the Company or the Partnership.

Purchase Discounts

The majority of the Partnership’s high yield and distressed debt investments are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer, as well as general market factors that influence the financial markets as a whole. GAAP generally requires that discounts on the acquisition of corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. However, GAAP also requires the Partnership to consider the collectability of interest when making accruals. Accordingly, when accounting for purchase discounts, the Partnership recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated.

Income Taxes

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income taxes. Accordingly, no provision for income taxes is required in the consolidated financial statements. The Partnership’s income or loss is reported in the partners’ income tax returns. As of March 31, 2012, all tax years of the Company and the Partnership since January 1, 2008 remain subject to examination by federal tax authorities. No such examinations are currently pending.

As of March 31, 2012, the tax basis components of distributable earnings (accumulated deficit), unrealized appreciation (depreciation) and cost of investments were as follows:

Unrealized appreciation	$111,160,180
Unrealized depreciation	(351,467,783)
Net unrealized depreciation	(240,307,603)

Cost	$1,421,192,483

23

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

2. Summary of Significant Accounting Policies (continued)

New Accounting Guidance

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”).  ASU 2011-04 was issued to converge guidance from the FASB and the International Accounting Standards Board on measuring fair value and for disclosing information about fair value measurements.  The changes include a consistent definition of the term “fair value” and enhanced disclosure requirements for investments that do not have readily determinable fair values, such as additional quantitative information about significant unobservable inputs and a qualitative discussion about the sensitivity of the fair value measurement to changes in the unobservable inputs.  The provisions of ASU 2011-04 were effective for the Company on January 1, 2012.  The Company’s adoption of ASU 2011-04 resulted in increased disclosures around fair value but did not impact the measurement of fair value of the Company’s investments.

3. Allocations and Distributions

Net income and gains of the Partnership are distributed first to the Company until it has received an 8% annual weighted-average return on its undistributed contributed equity, and then to the General Partner of the Partnership until it has received 20% of all cumulative income and gain distributions. 80% of all remaining net income and gain distributions are allocated to the Company, with the remaining 20% allocated to the General Partner. For purposes of determining whether the 8% return to the Company has been exceeded and whether the General Partner has received the catch-up amount, the performance of the Partnership includes the performance of the Company for periods prior to the inception of the Partnership. Net investment income or loss, realized gain or loss on investments and appreciation or depreciation on investments for the period are allocated to the Company and the General Partner in a manner consistent with that used to determine distributions.

Common distributions are generally based on the estimated taxable earnings of the Company and are recorded on the ex-dividend date. The timing of distributions to the Company is determined by the General Partner, which has provided the Investment Manager with criteria for such distributions. The timing and amount to be paid by the Company as a distribution to its shareholders is determined by its Board of Directors, which has provided the Investment Manager with certain criteria for such distributions, and are generally based on amounts received from the Partnership, less any Company expenses and dividends to Series Z Preferred Shareholders. Any net long-term capital gains are distributed at least annually. As of March 31, 2012, the Company had distributed $408,190,955 to the common shareholders since inception.

24

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

3. Allocations and Distributions (continued)

The Company’s Series Z share dividend rate is fixed at 8% per annum.

4. Management and Advisory Fees and Other Expenses

The Investment Manager receives an annual management and advisory fee, payable monthly in arrears, equal to 1.5% of the sum of the committed common equity (reduced after the ramp-up by returns of contributed capital), the maximum amount available under the Senior Facility, and the maximum amount of the Series A Preferred, subject to reduction by the amount of the Senior Facility commitment when the Senior Facility is no longer outstanding and the amount of the Series A Preferred when less than $1 million in liquidation preference of preferred securities remains outstanding. In addition to the management fee, the General Partner of the Partnership is entitled to a performance allocation as discussed in Note 3, above. As compensation for its services, the Co-Manager receives a portion of the management fees paid to the Investment Manager. The Co-Manager also receives a portion of any performance allocation paid to the General Partner.

The Company and the Partnership pay all respective expenses incurred in connection with the business of the Company and the Partnership, including fees and expenses of outside contracted services, such as custodian, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers’ and finders’ fees relating to investments and any other transaction costs associated with the purchase and sale of investments of the Partnership.

5. Senior Secured Revolving Credit Facility

The Partnership has entered into a credit agreement with certain lenders, which provides for a senior secured revolving credit facility (the “Senior Facility”) pursuant to which amounts may be drawn up to $436 million. The Senior Facility matures December 15, 2014, subject to extension by the lenders at the request of the Partnership for one 364-day period.

Advances under the Senior Facility bear interest at LIBOR or EURIBOR plus 0.35% per annum, except in the case of loans from CP Conduits, which bear interest at the higher of (i) LIBOR or EURIBOR (as applicable) plus 0.35% or (ii) the CP Conduit’s cost of funds plus 0.35%, subject to certain limitations. Short-term advances under the swingline facility bear interest at the LIBOR Market Index Rate plus 0.35% per annum or the main refinancing rate as set by the European Central Bank for such period, plus 0.85% per annum. The weighted-average interest rate on outstanding borrowings at March 31, 2012 was 0.77%. In addition to amounts due on outstanding debt, the Senior Facility accrues commitment fees of 0.15% per annum on the unused portion of the Senior Facility, or 0.20% per annum when less than $87,200,000 in borrowings are outstanding. The Senior Facility may be terminated, and any outstanding amounts thereunder may become due and payable, should the Partnership fail to satisfy certain financial or other covenants. As of March 31, 2012, the Partnership was in full compliance with such covenants.

25

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

5. Senior Secured Revolving Credit Facility (continued)

Foreign currency advances are reported in US dollars using the closing rate in effect on the date of valuation. At March 31, 2012, outstanding borrowings included €62,000,000 (US $82,726,600), and interest payable included €2,663 (US $3,553).

6. Commitments, Concentration of Credit Risk and Off-Balance Sheet Risk

The Partnership conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major securities exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Partnership’s investment activities involve executions, settlement and financing of various investment transactions resulting in receivables from, and payables to, brokers, dealers and the Partnership’s custodian. These activities may expose the Company and the Partnership to risk in the event such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business.

The Consolidated Statement of Investments includes certain revolving loan facilities held by the Partnership with aggregate unfunded balances of approximately $5.5 million.

Consistent with standard business practice, the Company and the Partnership enter into contracts that contain a variety of indemnifications and are engaged from time to time in various legal actions. The maximum exposure of the Company and the Partnership under these arrangements and activities is unknown. However, the Company and the Partnership expect the risk of material loss to be remote.

26

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

7. Related Parties

The Company, the Partnership, the Investment Manager, the General Partner and their members and affiliates may be considered related parties. From time to time, the Partnership makes payments to third parties on behalf of the Company which are funded by or reimbursable through contributions from or deductions from distributions to the Company. At March 31, 2012, the Company had a receivable from the Partnership, and the Partnership had a liability to the Company, in the amount of $660,214 as reflected in the Consolidating Statement of Assets and Liabilities. From time to time, the Investment Manager advances payments to third parties on behalf of the Company and the Partnership and receives reimbursement from the Company and the Partnership. At March 31, 2012, such reimbursable amounts totaled $165,971, as reflected in the Consolidated Statement of Assets and Liabilities.

8. Series Z Preferred Capital

In addition to the Series A Preferred of the Partnership described in Note 1, the Company had 560 Series Z preferred shares authorized, issued and outstanding as of March 31, 2012. The Series Z preferred shares have a liquidation preference of $500 per share plus accumulated but unpaid dividends and pay dividends at an annual rate equal to 8% of liquidation preference. The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

27

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

9. Financial Highlights

	Three Months
	Ended
	March 31, 2012	Year Ended December 31,
	(Unaudited)	2011	2010	2009	2008

Per Common Share (1)
Net asset value, beginning of period	$10,660.86	$12,902.36	$12,009.93	$7,317.59	$15,376.96

Equity placement costs charged to paid-in capital	-	-	-	(6.86)	(18.62)

Investment operations:
Net investment income	364.65	1,249.82	1,366.78	1,022.14	1,095.15
Net realized and unrealized gain (loss)	112.47	(1,650.35)	913.47	4,688.68	(8,186.72)
Dividends on Series A preferred equity facility	(11.40)	(44.00)	(46.77)	(50.27)	(104.90)
Net change in accumulated dividends on Series A preferred equity facility	(0.12)	(0.39)	0.44	9.72	5.96
Dividends to Series Z preferred shareholders	(0.29)	-	(0.57)	-	(0.95)
Net change in reserve for dividends to Series Z preferred shareholders	0.21	(0.29)	0.28	(0.29)	0.51
Total from investment operations	465.52	(445.21)	2,233.63	5,669.98	(7,190.95)

Distributions to common shareholders from:
Net investment income	(319.34)	(1,195.69)	(1,341.20)	(970.78)	(849.80)
Net realized gain	-	(600.60)	-	-	-
Net asset value, end of period	$10,807.04	$10,660.86	$12,902.36	$12,009.93	$7,317.59

Return on invested assets (2), (3)	4.0%	(0.8)%	18.0%	58.9%	(32.0)%

Total return to common shareholders (2), (4)	4.4%	(4.2)%	19.4%	81.6%	(51.2)%
Less: performance allocation	-	-	-	-	-
Return to common shareholders (2), (4)	4.4%	(4.2)%	19.4%	81.6%	(51.2)%

Ratios to average common equity: (5), (6)
Net investment income	13.5%	10.1%	10.9%	11.2%	8.7%
Expenses	4.0%	3.4%	3.4%	4.9%	7.9%
Expenses and General Partner allocation	4.0%	3.4%	3.4%	4.9%	7.9%

Ending common shareholder equity	$846,059,706	$834,615,259	$1,010,097,800	$940,230,903	$463,448,012
Portfolio turnover rate (2)	12.4%	41.1%	66.8%	48.3%	61.5%
Weighted-average debt outstanding	$81,305,097	$88,160,550	$82,122,988	$119,602,754	$347,492,137
Weighted-average interest rate	1.2%	1.5%	0.9%	1.3%	3.8%
Weighted-average number of shares	78,287.8060	78,287.8060	78,287.8060	78,246.8351	50,800.8348
Average debt per share (7)	$1,039	$1,126	$1,049	$1,529	$6,840

28

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Notes to Consolidated Financial Statements (Unaudited) (Continued)

March 31, 2012

9. Financial Highlights (continued)

Annualized Inception to Date Performance Data as of March 31, 2012:
Return on invested assets (3)	5.3%
Internal rate of return (8)	3.5%

(1)	Per share changes in net asset value are computed based on the actual number of shares subscribed and outstanding during the time in which such activity occurred.

(2)	Not annualized for periods of less than one year.

(3)	Return on invested assets is a time-weighted, geometrically linked rate of return and excludes cash and cash equivalents.

(4)	Returns (net of dividends on the preferred equity facility, allocations to the General Partner, and fund expenses, including financing costs and management fees) calculated on a monthly geometrically linked, time-weighted basis.

(5)	Annualized for periods of less than one year, except for allocations to the General Partner.

(6)	These ratios included interest expense but do not reflect the effect of dividend payments on the preferred equity facility. The ratio of expenses to average common shareholder equity is higher in earlier periods, and net investment income to average common shareholder equity is reduced, due to the Company's relatively smaller capital base while the Company was ramping up.

(7)	Includes subscribed shares.

(8)	Returns are net of dividends on the preferred equity facility, allocations to the General Partner and fund expenses, including financing costs and management fees. Internal rate of return (“IRR”) is the imputed annual return over an investment period and, mathematically, is the rate of return at which the discounted cash flows equal the initial cash outlays. The IRR presented assumes liquidation of the fund at net asset value as of the balance sheet date, and is reduced in earlier periods due to the equity placement and offering costs that were charged to paid-in capital and the organizational costs that were expensed at the inception of the Company.

29

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited)

March 31, 2012

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

Doral GP, Ltd., GP Interest	$225	$-	$-	$-
Contech Engineered Solutions, LLC, Senior Secured 1st Lien Term Loan, LIBOR + 8% Cash + 3% PIK, 2% LIBOR Floor, due 2/7/17	-	9,915,395	-	9,853,424
Contech Holdings, Inc., Common Stock	-	17,781,375	-	18,492,630
Dialogic Corporation, Inc., Senior Secured Notes, 5% Cash + 5% PIK, due 3/31/15	-	49,600,007	-	46,416,061
Dialogic, Inc., Warrants to Purchase Common Stock	-	-	-	5,201,067
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, 1.75% LIBOR Floor, due 2/28/16	9,535,444	2,900	(9,769,922)	-
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	60,121,036	78,137	(59,232,548)	-
Encompass Digital Media Group, Inc., Common Stock	12,375,006	-	(10,905,738)	-
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 13%, 2.5% LIBOR Floor, due 3/31/17	10,181,505	-	(3,270,788)	6,894,363
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes, 6% Cash + 10% PIK, due 12/31/19	2,052,035	119,446	-	2,161,272
ESP Holdings, Inc., 15% PIK, Preferred Stock	1,081,109	-	-	1,114,514
ESP Holdings, Inc., Common Stock	2,457,524	-	-	2,117,862
Fleetwood Enterprises, Inc., Common Stock	11,386	-	-	11,386
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, 2% LIBOR Floor, due 4/15/15	10,565,781	6,422	(31,487)	11,745,479
Integra Telecom, Inc., Common Stock	42,429,708	-	-	40,886,160
Integra Telecom, Inc., Senior Secured 1st Lien Notes, 10.75%, due 4/15/16	-	5,428,150	-	5,392,750
Integra Telecom, Inc., Warrants	-	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15%, due 11/21/17	3,925,811	236,405	-	4,282,933
Medfort, S.a.r.1., 1st Lien Term Loan B, 1%, due 11/21/17	7,042,606	75,534	-	18,457,168
Medfort, S.a.r.1., 1st Lien Term Loan B2, 1%, due 11/21/17	-	13,379,836	-	12
NHSAS Holdings, LLC, Membership Units	8,890	-	-	9,152
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 8%, due 12/15/16	-	22,215,318	-	24,321,000
NVHL S.A, Common Shares	-	21,537,478	-	24,196,721
Online Resources Corporation, Common Stock	4,741,748	-	-	5,584,290
Perseus Holdings S.A., Common Stock	-	-	-	-
Primacom Holding GmbH, Super Senior Facility A, 12% PIK, due 9/30/15	-	4,219,274	-	4,232,457
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17	10,209,488	4,549,900	-	15,168,139
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	3,269,935	9,006	-	3,375,463
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17	11,901,583	5,765	(13,385,601)	-
Reach Media Group Holdings, Inc., Warrants to Purchase Common Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series A Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series B Preferred Stock	-	-	-	-
Reach Media Group Holdings, Inc., Warrants to Purchase Series C Preferred Stock	-	-	-	-
RMG Networks, Inc., Senior Secured 1st Lien Term Loan, 14%, due 4/10/15	10,985,525	1,020,818	-	11,258,661
RM Holdco, LLC, Membership Units	-	6,501,223	-	6,501,223
RM Holdco, LLC, Subordinated Convertible Term Loan, 1.12% PIK, due 3/21/18	-	16,366,154	-	16,366,154
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche A, 11%, due 3/19/16	-	10,547,927	-	10,547,927
RM OpCo, LLC, Senior Secured 1st Lien Term Loan Tranche B, 12% Cash + 7% PIK due 3/19/16	-	16,700,657	-	16,700,657
TOPV New World Holdings, LLC, Membership Interests	65,561,215	-	-	71,340,160

30

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Changes in Investments in Affiliates (1) (Unaudited) (Continued)

March 31, 2012

	Value,			Value,
	Beginning of			End of
Investment	Period	Acquisitions	Dispositions	Period

United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	$5,945,046	$-	$(147,651)	$5,861,973
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	6,003,557	-	(144,477)	5,926,654
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	3,953,069	-	(273,622)	3,748,164
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	5,368,794	-	(245,195)	5,208,344
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	7,049,074	-	(169,638)	6,958,779
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	4,449,970	147,652	(85,527)	4,820,271
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	4,369,319	144,477	(84,125)	4,725,320
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	6,537,465	273,623	(107,650)	7,400,490
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	5,835,647	245,196	(113,212)	6,497,195
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	4,749,763	169,638	(111,400)	5,122,443
Woodbine Holdings, LLC, Senior Secured Notes, 12%, due 5/15/16	22,329,608	-	-	25,340,000
Woodbine Holdings, LLC, Warrants to Purchase Membership Units	4,023,992	-	(4,055,740)	-
Woodbine Intermediate Holdings, LLC, Membership Units	-	4,055,740	-	10,135,998

Note to Schedule of Changes in Investments in Affiliates:

(1)	The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Partnership of 5% or more of the issuers' voting securities.

31

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidated Schedule of Restricted Securities of Unaffiliated Issuers (Unaudited)

March 31, 2012

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
BPA Laboratories, Inc., Senior Secured Notes, 12.25%, due 4/1/17	3/15/12	16,385,960
DeepOcean Group Holding AS, Common Stock	5/13/11	9,786,480
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
HW Topco, Inc., Common Stock	1/13/12	4,356,963
HW Topco, Inc., Preferred Stock	1/13/12	11,398
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	16,180,655
LBI Media, Inc., Senior Secured Notes, 9.25%, due 4/15/19	Various 2012	7,505,660
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/31/07	69,576,180
Open Solutions, Inc., Senior Subordinated Notes, 9.75%, due 2/1/15	Various 2011-2012	6,611,485
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	3,929
Rural Metro Corp, Senior Unsecured Notes, 10.125%, due 7/15/19	2/3/12	6,463,503
Shop Holding, LLC, Class A Units	6/2/11	1,301,747
Shop Holding, LLC, Warrants to Purchase Class A Units	6/2/11	-
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
Vertellus Specialties, Inc., Senior Secured Notes, 9.375%, due 10/1/15	12/6/11 & 1/18/12	11,707,318

32

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Assets and Liabilities (Unaudited)

March 31, 2012

	Tennenbaum	Tennenbaum		Tennenbaum
	Opportunities	Opportunities		Opportunities
	Fund V, LLC	Partners V, LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Assets
Investments:
Unaffiliated issuers	$-	$706,510,164	$-	$706,510,164
Controlled companies	-	66,414,783	-	66,414,783
Investment in subsidiary	846,332,785	-	(846,332,785)	-
Other affiliates	-	407,959,933	-	407,959,933
Total investments	846,332,785	1,180,884,880	(846,332,785)	1,180,884,880

Cash and cash equivalents	-	105,966,257	-	105,966,257
Accrued interest income	-	19,208,306	-	19,208,306
Deferred debt issuance costs	-	2,956,644	-	2,956,644
Receivable for investments sold	-	2,162,720	-	2,162,720
Receivable from the Partnership	660,214	-	(660,214)	-
Prepaid expenses and other assets	12,905	1,513,970	-	1,526,875
Total assets	847,005,904	1,312,692,777	(846,992,999)	1,312,705,682

Liabilities
Credit facility payable	-	82,726,600	-	82,726,600
Payable for investments purchased	-	9,807,072	-	9,807,072
Management and advisory fees payable	-	2,387,500	-	2,387,500
Payable to the Company	-	660,214	(660,214)	-
Equity placement costs payable	543,163	-	-	543,163
Payable to the Investment Manager	56,322	109,649	-	165,971
Interest payable	-	3,553	-	3,553
Accrued expenses and other liabilities	59,267	757,771	-	817,038
Total liabilities	658,752	96,452,359	(660,214)	96,450,897

Preferred stock
Series Z preferred stock	280,000	-	-	280,000
Accumulated dividends on Series Z preferred stock	7,446	-	-	7,446
Total preferred stock	287,446	-	-	287,446

Preferred equity facility
Series A preferred limited partner interests	-	369,000,000	-	369,000,000
Accumulated dividends on Series A preferred equity facility	-	907,633	-	907,633
Total preferred limited partner interests	-	369,907,633	-	369,907,633

Net assets	$846,059,706	$846,332,785	$(846,332,785)	$846,059,706

Composition of net assets
Common stock	$78	$-	$-	$78
Additional paid-in capital	1,078,833,219	1,081,728,330	(1,081,728,330)	1,078,833,219
Accumulated deficit	(232,766,145)	(235,395,545)	235,395,545	(232,766,145)
Accumulated dividends to Series Z preferred shareholders	(7,446)	-	-	(7,446)
Net assets	$846,059,706	$846,332,785	$(846,332,785)	$846,059,706

33

Tennenbaum Opportunities Fund V, LLC

(A Delaware Limited Liability Company)

Consolidating Statement of Operations (Unaudited)

Three Months Ended March 31, 2012

		Tennenbaum
	Tennenbaum	Opportunities		Tennenbaum
	Opportunities	Partners V,		Opportunities
	Fund V, LLC	LP		Fund V, LLC
	Standalone	Standalone	Eliminations	Consolidated
Investment income
Interest income:
Unaffiliated issuers	$-	$20,518,064	$-	$20,518,064
Controlled companies	-	1,032,883	-	1,032,883
Other affiliates	-	11,705,806	-	11,705,806
Other income:
Controlled companies	-	732,859	-	732,859
Other affiliates	-	646,343	-	646,343
Total interest and related investment income	-	34,635,955	-	34,635,955

Operating expenses:
Management and advisory fees	-	7,162,500	-	7,162,500
Legal fees, professional fees and due diligence expenses	(59,054)	376,646	-	317,592
Amortization of deferred debt issuance costs	-	266,783	-	266,783
Interest expense	-	233,888	-	233,888
Commitment fees	-	179,019	-	179,019
Insurance expense	34,539	71,016	-	105,555
Director fees	22,917	45,833	-	68,750
Custody fees	-	44,000	-	44,000
Other operating expenses	2,048	117,957	-	120,005
Total expenses	450	8,497,642	-	8,498,092

Net investment income	(450)	26,138,313	-	26,137,863

Net realized and unrealized gain (loss)
Net realized gain (loss) from:
Investments in unaffiliated issuers	-	(11,483,804)	-	(11,483,804)
Investments in other affiliates	-	10,771,061	-	10,771,061
Foreign currency transactions	-	(245,711)	-	(245,711)
Net realized loss	-	(958,454)	-	(958,454)
Net change in net unrealized appreciation/depreciation	36,450,559	12,173,134	(36,450,559)	12,173,134
Net realized and unrealized gain	36,450,559	11,214,680	(36,450,559)	11,214,680

Dividends paid on Series A preferred equity facility	-	(892,826)	-	(892,826)
Net change in accumulated dividends on Series A preferred equity facility	-	(9,608)	-	(9,608)
Dividends paid to Series Z preferred shareholders	(22,394)	-	-	(22,394)
Net change in reserve for distributions to
Series Z preferred shareholders	16,732	-	-	16,732
Net increase in net assets resulting from operations	$36,444,447	$36,450,559	$(36,450,559)	$36,444,447

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